RELATED PARTY TRANSACTIONS - Related Parties Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Chuanbang | Cash collection service
Related Party Transaction [Line Items]
Expenses from transactions with related party	¥ 79	¥ 790	¥ 3,489
Bolton School | Franchise and training service
Related Party Transaction [Line Items]
Revenue from related party	518	1,379	529
Bolton School | Training service
Related Party Transaction [Line Items]
Expenses from transactions with related party	305	1,112	798
Ningxia Company | Franchise, training and consulting service
Related Party Transaction [Line Items]
Revenue from related party	(11)	143	493
Beijing Huimoer Technology Co., Ltd | Technical consulting service and labour expenses
Related Party Transaction [Line Items]
Expenses from transactions with related party	148	1,333	75
Ms. Han Lijuan
Related Party Transaction [Line Items]
Interest income derived from the loan to related party	¥ 81	¥ 325	¥ 325